Related Parties - Receivable From Employees and Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Advances to Employees	$ 14,418	$ 17,344
Personal Expenses Paid on Behalf of Employees and Related Parties	371	144
Receivable from Affiliates	0	1,266
Reimbursable Expenses Due From Portfolio Companies of the Company's Private Equity Funds	0	213
Reimbursable Expenses Relating to the Private Equity Funds	245	2,222
Receivable from Employees and Related Parties	$ 15,034	$ 21,189